SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 15,852,894	$ 14,479,025
Less: accumulated depreciation	(10,298,566)	(7,801,541)
Property, equipment and software, net	5,554,328	6,677,484
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	3,831,577	3,944,905
Electronic Equipment Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	2,966,868	2,723,306
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	904,646	1,081,589
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 8,149,803	$ 6,729,225